Property and equipment (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Land	₩ 2,028,761	₩ 2,043,119
Buildings	738,626	790,251
Other assets	514,955	532,459
Right-of-use assets	875,250	606,475
Total	4,157,592	3,972,304	₩ 4,011,097
Acquisition cost
Disclosure of detailed information about property, plant and equipment [line items]
Land	2,028,761	2,043,119
Buildings	1,314,682	1,307,424
Other assets	2,482,527	2,410,101
Right-of-use assets	1,717,665	1,378,027
Total	7,543,635	7,138,671
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Land	0	0
Buildings	(565,350)	(508,171)
Other assets	(1,967,572)	(1,877,642)
Right-of-use assets	(842,415)	(771,552)
Total	(3,375,337)	(3,157,365)
Accumulated Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Land	0	0
Buildings	(10,706)	(9,002)
Other assets	0	0
Right-of-use assets	0	0
Total	₩ (10,706)	₩ (9,002)